UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend
and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Enhanced Global & Dividend Income Fund

August 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 51.47%
Consumer Discretionary – 6.21%
Bayerische Motoren Werke	12,600	$769,971
Don Quijote	37,400	771,966
Esprit Holdings	54,100	787,462
Gannett	19,400	911,800
Gap	53,100	996,155
General Electric	24,200	940,654
Genuine Parts	19,400	963,792
Home Depot	24,700	946,257
Honda Motor	12,800	422,282
Kesa Electricals	118,200	736,393
Koninklijke Philips Electronics	18,100	715,651
Lagardere	6,800	555,025
Limited Brands	38,300	887,028
Mattel	40,100	867,363
Nissan Motor	62,000	596,493
Publicis Groupe	15,044	650,131
Round One	223	523,845
Wal-Mart Stores	20,200	881,326
WPP Group	44,400	632,454
		14,556,048
Consumer Staples – 3.71%
Clorox	50,000	2,990,000
Coca-Cola Amatil	96,000	747,121
Greggs	3,300	353,033
Heinz (H.J.)	21,200	955,908
Kimberly-Clark	13,900	954,791
Kraft Foods Class A	28,300	907,298
Metro	10,100	871,023
Safeway	29,100	923,343
		8,702,517
Energy – 2.85%
Anadarko Petroleum	18,700	915,926
BP	87,400	983,284
Chevron	11,000	965,360
ConocoPhillips	12,000	982,680
Devon Energy	12,400	933,844
Exxon Mobil	11,100	951,603
Total	12,700	952,526
		6,685,223
Financials – 10.12%
Allstate	17,200	941,700
American International Group	14,300	943,800
Aon	23,100	1,000,692
AXA	14,800	591,565
Bank of America	19,600	993,328
Chubb	18,400	940,792
Citigroup	19,800	928,224
Comerica	17,400	970,572
Dexia	20,300	558,942
†Discover Financial Services	39,650	917,501

Fifth Third Bancorp	24,600	877,974
Genworth Financial	30,100	872,298
Hartford Financial Services Group	10,100	897,991
HBOS	29,300	519,562
Huntington Bancshares	47,300	814,033
ING Groep	19,000	764,768
Macquarie Communications Infrastructure Group	245,700	1,166,197
Mitsubishi Financial Group	50	479,316
Morgan Stanley	14,500	904,365
Nordea Bank	44,300	676,865
Royal Bank of Scotland Group	58,300	677,438
Standard Chartered	20,800	641,635
SunTrust Banks	10,600	834,750
Travelers	18,000	909,720
U.S. Bancorp	30,600	989,910
Wachovia	19,400	950,212
Washington Mutual	24,000	881,280
Wells Fargo	30,000	1,096,200
		23,741,630
Health Care – 4.12%
Abbott Laboratories	18,400	955,144
AstraZeneca	13,900	685,216
Baxter International	17,500	958,300
Bristol-Myers Squibb	32,600	950,290
Merck	18,300	918,111
Novartis	11,600	611,738
Novo Nordisk Class B	6,030	670,515
Ono Pharmaceutical	11,800	609,413
Pfizer	39,300	976,212
Sanofi-Aventis	9,200	753,587
Terumo	14,600	685,931
Wyeth	19,200	888,960
		9,663,417
Health Care REITs – 1.60%
Chartwell Seniors Housing Real Estate Investment Trust	89,300	1,235,544
Extendicare Real Estate Investment Trust	88,100	1,229,787
Nationwide Health Properties	46,400	1,287,601
		3,752,932
Hotel REITs – 1.01%
Ashford Hospitality Trust	106,400	1,160,824
Hospitality Properties Trust	30,700	1,211,422
		2,372,246
Industrial REITs – 0.48%
Cambridge Industrial Trust	2,048,000	1,115,015
		1,115,015
Industrials – 3.35%
Asahi Glass	53,000	664,159
†British Airways	82,054	701,868
Compagnie de Saint-Gobain	6,400	696,328
Donnelley (R.R.) & Sons	22,200	795,204
Honeywell International	16,400	920,860
Lafarge	4,300	667,790
Macquarie Airports	374,600	1,333,509
Tomkins	119,500	574,632
Travis Perkins	15,500	558,457
Waste Management	24,900	937,983
		7,850,790
Information Technology – 4.00%
Canon	11,400	651,766
†CGI Group Class A	93,000	1,030,447
Fujitsu	74,000	505,518
Hewlett-Packard	20,700	1,021,545

Intel	38,600	993,950
International Business Machines	8,700	1,015,203
Motorola	55,100	933,945
Nokia Oyj	26,842	883,886
Pitney Bowes	19,900	888,933
Techtronic Industries	493,500	556,937
†Xerox	52,500	899,325
		9,381,455
Mall REITs – 0.47%
Glimcher Realty Trust	49,400	1,104,584
		1,104,584
Materials – 1.39%
Cemex ADR	16,300	526,327
Dow Chemical	20,800	886,704
duPont (E.I.) deNemours	19,900	970,125
Weyerhaeuser	12,700	865,759
		3,248,915
Mortgage REITs – 0.18%
Gramercy Capital	17,200	432,580
		432,580
Office REITs – 4.48%
Babcock & Brown Japan Property Trust	851,500	1,254,285
Brandywine Realty Trust	44,400	1,144,632
HRPT Properties Trust	122,400	1,197,072
ING Industrial Fund	648,700	1,422,715
ING UK Real Estate Trust	300,000	645,688
Japan Prime Realty	325	1,327,618
Lexington Reality Trust	60,000	1,240,800
Mack-Cali Realty	28,600	1,194,336
Mapletree Logistics Trust	1,431,000	1,088,855
		10,516,001
Real Estate Investment Trusts – 2.09%
GPT Group	325,100	1,271,699
Macquarie CountryWide Trust	745,600	1,269,136
Macquarie DDR Trust	1,213,400	1,191,583
Mirvac Group	265,200	1,167,602
		4,900,020
Shopping Center REITs – 1.57%
APN/UKA European Retail Trust	1,238,500	1,251,705
Centro Shopping America Trust	1,286,300	1,152,645
Equity One	48,600	1,271,376
		3,675,726
Telecommunications – 2.19%
AT&T	23,500	936,945
NTT DoCoMo	400	611,451
Sprint Nextel	44,700	845,724
Telefonos de Mexico ADR	17,600	621,984
Telstra	88,800	317,566
=Telstra - Installment Receipts	85,300	201,483
Verizon Communications	22,500	942,300
Vodafone	203,458	655,519
		5,134,450
Utilities – 1.65%
American Electric Power	21,200	942,976
Duke Energy	54,400	997,696
Progress Energy	21,100	968,068
Public Service Enterprise Group	11,200	951,888
		3,860,628
Total Common Stock (cost $127,147,985)		120,694,177

Convertible Preferred Stock – 0.40%
New York Community Capital Trust V 6.00% exercise price $20.04, expiration date 5/7/51		20,000	942,000
Total Convertible Preferred Stock (cost $946,142)			942,000

		Principal
		Amount (U.S.$)
Agency Collateralized Mortgage Obligations – 0.22%
Fannie Mae
Series 2001-50 BA 7.00% 10/25/41	USD	238,033	245,425
Series 2003-122 AJ 4.50% 2/25/28		174,304	170,236
Freddie Mac Series 3005 ED 5.00% 7/15/25		100,000	93,630
Total Agency Collateralized Mortgage Obligations (cost $504,347)			509,291

Agency Mortgage-Backed Securities – 3.53%
•Fannie Mae ARM
6.073% 10/1/36		63,612	63,612
6.101% 10/1/36		38,651	38,651
6.358% 4/1/36		291,885	295,852
Fannie Mae S.F. 30 yr
5.50% 4/1/37		1,465,777	1,431,577
6.00% 7/1/37		1,498,491	1,496,931
6.50% 7/1/37		998,357	1,013,436
Freddie Mac 6.00% 1/1/17		213,232	214,631
•Freddie Mac ARM 5.69% 7/1/36		42,685	42,683
Freddie Mac S.F. 30 yr
5.00% 1/1/34		1,491,645	1,423,441
7.00% 11/1/33		99,675	102,928
9.00% 9/1/30		130,274	141,125
GNMA I S.F. 30 yr
5.50% 4/15/36		992,825	975,943
7.50% 12/15/23		186,319	195,113
7.50% 1/15/32		153,999	161,418
9.50% 9/15/17		123,931	134,550
12.00% 5/15/15		119,696	135,404
GNMA II S.F. 30 yr
6.00% 11/20/28		173,308	174,711
6.50% 2/20/30		238,734	243,984
Total Agency Mortgage-Backed Securities (cost $8,226,639)			8,285,990

Commercial Mortgage-Backed Securities – 0.78%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.494% 6/10/39		60,000	59,902
•Series 2005-6 AM 5.353% 9/10/47		25,000	24,397
•Series 2006-3 A4 5.889% 7/10/44		150,000	152,283
Series 2006-4 A4 5.634% 7/10/46		150,000	149,652
•Citigroup Commercial Mortgage Trust Series 2007-C6 A4 5.889% 12/10/49		30,000	30,102
•CS First Boston Mortgage Securities Series 2005-C6 A4 5.23% 12/15/40		150,000	146,476
•Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-7 A4 5.81% 6/12/50		150,000	150,291
Morgan Stanley Capital I
Series 2005-IQ9 A4 4.66% 7/15/56		750,000	715,470
•Series 2006-HQ9 A4 5.731% 7/12/44		175,000	175,756
•Series 2007-IQ14 A4 5.692% 4/15/49		150,000	149,074
•Series 2007-T27 A4 5.803% 6/11/42		75,000	74,877
Total Commercial Mortgage-Backed Securities (cost $1,796,850)			1,828,280

Convertible Bonds – 0.37%
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15		1,000,000	862,500
Total Convertible Bonds (cost $801,820)			862,500

Corporate Bonds – 14.75%
Banking – 1.30%
BAC Capital Trust XI 6.625% 5/23/36		20,000	20,548
Bank One Corp 5.90% 11/15/11		25,000	25,558

Citigroup
5.00% 9/15/14		35,000	33,561
5.875% 5/29/37		65,000	61,760
Deutsche Bank London 6.00% 9/1/17		55,000	55,594
JPMorgan Chase Capital XVIII 6.95% 8/17/36		15,000	14,260
•Kazkommerts International 8.63% 7/27/16		1,000,000	952,510
•Marshall & Ilsley Bank 5.63% 12/4/12		40,000	40,058
•#Resona Preferred Global Securities 144A 7.191% 12/29/49		15,000	15,106
#TuranAlem Finance 144A 8.50% 2/10/15		2,000,000	1,820,000
			3,038,955
Basic Industry – 2.29%
AK Steel 7.75% 6/15/12		100,000	100,000
Bowater
6.50% 6/15/13		50,000	39,000
9.00% 8/1/09		120,000	115,200
#Evraz Group 144A 8.25% 11/10/15		1,000,000	992,500
Georgia-Pacific 8.875% 5/15/31		548,000	537,040
Lubrizol 4.625% 10/1/09		90,000	88,688
#MacDermid 144A 9.50% 4/15/17		400,000	374,000
Norske Skog Canada 8.625% 6/15/11		400,000	354,000
#Norske Skogindustrier 144A 7.125% 10/15/33		250,000	216,123
#Sappi Papier Holding 144A 6.75% 6/15/12		450,000	440,386
Southern Copper 7.50% 7/27/35		1,000,000	1,057,078
United States Steel 6.05% 6/1/17		56,000	54,568
Vale Overseas 6.875% 11/21/36		979,000	996,230
			5,364,813
Brokerage – 0.59%
Bear Stearns 5.85% 7/19/10		55,000	54,672
E Trade Financial 8.00% 6/15/11		150,000	144,000
Jefferies Group 6.45% 6/8/27		50,000	47,150
LaBranche 11.00% 5/15/12		165,000	164,175
#Morgan Stanley 144A 10.09% 5/3/17	BRL	2,000,000	976,045
			1,386,042
Capital Goods – 0.18%
Caterpillar 6.05% 8/15/36	USD	30,000	29,181
General Electric 5.00% 2/1/13		65,000	64,201
Graham Packaging 9.875% 10/15/14		250,000	246,250
•Masco 5.66% 3/12/10		25,000	24,648
Pactiv
5.875% 7/15/12		40,000	40,771
6.40% 1/15/18		22,000	22,499
			427,550
Consumer Cyclical – 1.15%
CVS Caremark 5.75% 6/1/17		75,000	73,434
•DaimlerChrysler Holding 5.81% 8/3/09		85,000	84,629
Federated Retail Holdings 5.35% 3/15/12		30,000	29,697
Ford Motor Credit
7.80% 6/1/12		100,000	92,218
•8.11% 1/13/12		100,000	91,663
General Motors
6.375% 5/1/08		200,000	196,250
8.375% 7/15/33		265,000	213,988
GMAC
4.375% 12/10/07		175,000	172,751
6.875% 9/15/11		25,000	22,315
#KAR Holdings 144A 10.00% 5/1/15		450,000	405,000
Lear 8.75% 12/1/16		375,000	348,750
#OSI Restaurant Partners 144A 10.00% 6/15/15		500,000	433,750
Penney (J.C.)
6.375% 10/15/36		35,000	32,642
7.375% 8/15/08		45,000	45,460
#TRW Automotive 144A 7.25% 3/15/17		500,000	457,501
			2,700,048

Consumer Non-Cyclical – 1.70%
#AmBev International Finance 144A 9.50% 7/24/17	BRL	1,189,000	557,533
#Amgen 144A
5.85% 6/1/17	USD	69,000	67,715
6.375% 6/1/37		47,000	45,357
#Cerveceria Nacional Dominicana 144A 8.00% 3/27/14		1,000,000	1,007,501
Constellation Brands 8.125% 1/15/12		537,000	541,028
Kroger 6.40% 8/15/17		25,000	25,580
Pilgrim's Pride
8.375% 5/1/17		500,000	503,750
9.625% 9/15/11		300,000	309,999
Reynolds America 6.50% 7/15/10		25,000	25,637
Safeway 6.35% 8/15/17		55,000	56,155
Smithfield Foods 7.75% 7/1/17		690,000	696,900
UST 6.625% 7/15/12		30,000	31,687
WellPoint 5.875% 6/15/17		20,000	20,057
Williams Scotsman 8.50% 10/1/15		40,000	43,400
Wyeth 5.50% 2/1/14		45,000	45,024
			3,977,323
Energy – 0.87%
Anadarko Petroleum 6.45% 9/15/36		25,000	24,376
Apache 6.00% 1/15/37		10,000	9,606
El Paso 7.00% 6/15/17		250,000	250,462
Enterprise Products Operating
4.625% 10/15/09		51,000	50,401
6.30% 9/15/17		40,000	40,190
•8.375% 8/1/66		100,000	102,548
#Hilcorp Energy I 144A 7.75% 11/1/15		210,000	202,125
Nexen 6.40% 5/15/37		30,000	29,280
#OPTI Canada 144A 7.875% 12/15/14		225,000	226,688
Plains Exploration & Production 7.00% 3/15/17		500,000	457,500
•Secunda International 13.36% 9/1/12		470,000	479,400
Suncor Energy 6.50% 6/15/38		25,000	25,798
Valero Energy 6.625% 6/15/37		17,000	17,197
Valero Logistics Operations 6.05% 3/15/13		58,000	58,211
XTO Energy
6.25% 8/1/17		50,000	51,161
6.75% 8/1/37		20,000	20,559
			2,045,502
Finance & Investments – 0.96%
#ABH Financial 144A 8.20% 6/25/12		155,000	144,150
#Algoma Acqusition 144A 9.875% 6/15/15		90,000	84,600
•American Express 6.80% 9/1/66		70,000	71,804
#Capmark Financial Group 144A
5.875% 5/10/12		40,000	35,461
6.30% 5/10/17		100,000	81,366
#Cardtronics 144A 9.25% 8/15/13		120,000	114,600
General Electric Capital 6.15% 8/7/37		35,000	35,896
International Lease Finance
5.75% 6/15/11		65,000	65,249
5.875% 5/1/13		30,000	30,569
MetLife 5.00% 6/15/15		57,000	54,780
Montpelier Re Holdings 6.125% 8/15/13		30,000	29,820
#Pinnacle Foods Finance 144A 10.625% 4/1/17		160,000	146,400
Prudential Financial 6.10% 6/15/17		30,000	30,410
Red Arrow International Leasing 8.375% 3/31/12	RUB	15,030,539	603,342
Residential Capital
•5.86% 6/9/08	USD	10,000	8,513
7.125% 11/21/08		110,000	91,874
•7.80% 11/21/08		25,000	21,031
Unitrin 6.00% 5/15/17		55,000	55,447
#USI Holdings 144A 9.75% 5/15/15		500,000	460,000

Washington Mutual
5.25% 9/15/17		35,000	30,858
5.50% 8/24/11		55,000	53,790
			2,249,960
Media – 0.84%
CCH I Holdings 13.50% 1/15/14		405,000	384,750
Comcast 6.30% 11/15/17		85,000	86,022
Cox Communications 4.625% 1/15/10		56,000	55,141
#Grupo Televisa 144A 8.49% 5/11/37	MXN	10,000,000	896,051
Idearc 8.00% 11/15/16	USD	175,000	173,688
Intelsat 7.625% 4/15/12		135,000	113,063
#LBI Media 144A 8.50% 8/1/17		100,000	98,625
#Time Warner Cable 144A 5.40% 7/2/12		120,000	118,719
Viacom
•5.71% 6/16/09		25,000	24,884
5.75% 4/30/11		30,000	30,229
			1,981,172
Real Estate – 0.05%
HRPT Properties Trust 6.25% 6/15/17		30,000	29,682
iStar Financial
5.15% 3/1/12		25,000	23,209
5.875% 3/15/16		45,000	40,598
Regency Centers 5.875% 6/15/17		35,000	34,249
			127,738
Services Cyclical – 1.21%
Aramark
8.50% 2/1/15		435,000	435,544
•8.856% 2/1/15		85,000	84,575
Continental Airlines 6.503% 6/15/11		35,000	34,734
Corrections Corporation of America 7.50% 5/1/11		365,000	368,650
FTI Consulting 7.625% 6/15/13		450,000	451,124
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		280,000	285,600
Harrah's Operating 6.50% 6/1/16		563,000	444,050
Hertz 8.875% 1/1/14		275,000	286,000
#Rental Services 144A 9.50% 12/1/14		350,000	344,313
#Wimar Opco 144A 9.625% 12/15/14		135,000	100,575
			2,835,165
Services Non-cyclical – 0.73%
Allied Waste North America
7.375% 4/15/14		100,000	98,000
7.875% 4/15/13		170,000	173,400
#Community Health Systems 144A 8.875% 7/15/15		500,000	501,875
HCA 6.50% 2/15/16		170,000	139,400
HealthSouth 10.75% 6/15/16		500,000	517,501
US Oncology
9.00% 8/15/12		125,000	125,625
10.75% 8/15/14		75,000	75,750
WellPoint
4.25% 12/15/09		22,000	21,610
6.375% 6/15/37		55,000	54,056
			1,707,217
Technology & Electronics – 0.39%
Freescale Semiconductor 8.875% 12/15/14		400,000	371,000
Sungard Data Systems 10.25% 8/15/15		499,000	516,465
Xerox 5.50% 5/15/12		25,000	24,740
			912,205
Telecommunications – 2.10%
AT&T
6.50% 9/1/37		50,000	50,236
7.30% 11/15/11		125,000	134,012
8.00% 11/15/31		12,000	14,321
BellSouth 4.20% 9/15/09		56,000	54,888

•Centennial Communications 11.11% 1/1/13		250,000	257,500
Citizens Communications 9.00% 8/15/31		500,000	493,750
Cricket Communications 9.375% 11/1/14		175,000	172,375
#Digicel 144A 9.25% 9/1/12		200,000	204,500
#Digicel Group 144A 8.875% 1/15/15		1,000,000	916,299
Embarq 7.082% 6/1/16		110,000	113,624
•#Hellas Telecommunications Luxembourg II 144A 11.11% 1/15/15		250,000	246,250
Liberty Media 8.50% 7/15/29		250,000	252,219
#MetroPCS Wireless 144A 9.25% 11/1/14		975,000	965,249
#PAETEC Holding 144A 9.50% 7/15/15		425,000	408,000
•Rural Cellular 11.106% 11/1/12		245,000	253,575
Sprint Capital 7.625% 1/30/11		65,000	69,093
•Sprint Nextel 5.76% 6/28/10		70,000	69,991
Telecom Italia Capital
4.00% 1/15/10		75,000	72,599
•5.97% 7/18/11		50,000	49,715
Telefonos de Mexico 4.50% 11/19/08		30,000	29,805
Triton PCS 8.50% 6/1/13		90,000	91,013
			4,919,014
Utilities – 0.39%
Appalachian Power 5.65% 8/15/12		15,000	15,158
Consolidated Edison 6.30% 8/15/37		40,000	40,192
FPL Group Capital 5.625% 9/1/11		80,000	80,939
Midamerican Energy Holding 5.95% 5/15/37		85,000	79,998
#Pennsylvania Electric 144A 6.05% 9/1/17		10,000	10,024
Pepco Holdings
•5.985% 6/1/10		40,000	40,070
6.125% 6/1/17		30,000	30,341
Public Service Company of Colorado 6.25% 9/1/37		20,000	20,234
Southern California Edison 7.625% 1/15/10		60,000	63,249
TECO Energy 7.20% 5/1/11		500,000	518,365
Wisconsin Power & Light 6.375% 8/15/37		20,000	20,434
			919,004
Total Corporate Bonds (cost $35,611,049)			34,591,708

Foreign Agencies – 0.95%
Germany – 0.42%
KFW 11.75% 8/8/08	ISK	63,700,000	984,895
			984,895
Luxembourg – 0.53%
#Gazprom 144A 8.625% 4/28/34	USD	1,000,000	1,232,500
			1,232,500
Total Foreign Agencies (cost $2,213,551)			2,217,395
Municipal Bonds – 0.03%
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47		65,000	62,216
Total Municipal Bonds (cost $64,877)			62,216

Non-Agency Asset-Backed Securities – 0.35%
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35		150,000	148,100
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		150,000	151,098
Harley-Davidson Motorcycle Trust
Series 2005-2 A2 4.07% 2/15/12		150,000	148,085
Series 2006-2 A2 5.35% 3/15/13		150,000	150,036
Wachovia Auto Owner Trust Series 2004-A A4 3.66% 7/20/10		67,203	67,121
WFS Financial Owner Trust Series 2005-1 A4 3.87% 8/17/12		150,000	147,608
Total Non-Agency Asset-Backed Securities (cost $809,789)			812,048

Non-Agency Collateralized Mortgage Obligations – 0.86%
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-1 3A2 5.77% 2/25/47		293,858	293,350
Citicorp Mortgage Securities
Series 2006-3 1A4 6.00% 6/25/36		70,000	67,968
Series 2007-1 2A1 5.50% 1/25/22		340,196	338,384

•First Horizon Asset Securities
Series 2007-AR2 1A1 5.863% 7/25/37		171,680	169,963
Series 2007-AR3 2A1 5.50% 10/25/37		133,309	133,309
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.392% 1/25/36		216,108	213,901
•JPMorgan Mortgage Trust Series 2004-A5 4A2 4.828% 12/25/34		367,152	361,252
•MASTR Adjustable Rate Mortgages Trust Series 2006-2 4A1 4.991% 2/25/36		136,881	134,791
•Structured Adjustable Rate Mortgage Loan Trust Series 2005-22 4A2 5.373% 12/25/35		43,522	42,844
•Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2 2A1 4.545% 3/25/35		109,516	107,861
Series 2005-AR16 6A4 5.00% 10/25/35		78,309	77,391
Series 2006-AR14 2A4 6.094% 10/25/36		82,498	83,021
Total Non-Agency Collateralized Mortgage Obligations (cost $2,016,462)			2,024,035

«Senior Secured Loans – 6.27%
Affirmative Insurance Holdings 8.86% 1/31/14		498,747	483,784
AlixPartners 0.00% 10/12/13		500,000	487,500
Allied Waste North America 7.73% 3/28/14		500,000	487,753
BNY ConvergEx Group 7.39% 9/29/13		500,000	483,750
Building Materials 8.256% 2/22/14		500,000	450,000
Coffeyville Resources
5.26% 12/28/10		81,285	78,390
8.365% 12/28/13		417,878	402,991
Community Health Systems
7.61% 7/2/14		234,532	226,135
7.61% 8/25/14		15,468	14,914
DaimlerChrysler 13.51% 7/1/13		500,000	469,250
Ford Motor 8.36% 11/29/13		310,000	291,690
Freescale Semiconductor 7.37% 12/1/13		500,000	469,508
Georgia Pacific Term Loan B 7.115% 12/22/12		250,000	240,625
Graceway Pharmaceuticals 8.105% 5/3/11		458,333	437,135
Idearc 7.35% 11/1/14		500,000	485,208
MetroPCS Wireless 9.70% 2/20/14		500,000	487,710
Michaels Stores 8.37% 10/11/13		99,749	94,304
NE Energy 7.87% 11/1/13		500,000	490,000
Pinnacle Foods Finance 8.11% 4/2/14		300,000	287,250
Rental Services 8.86% 11/30/12		500,000	480,000
Riverdeep Interactive Learning USA 8.11% 11/28/13		500,000	493,335
Selector Remedy TLB 8.36% 7/31/14		500,000	485,000
Spirit Finance 8.36% 5/23/13		475,000	434,625
Stallion Oilfield Services 10.86% 6/12/13		100,000	97,500
Surgical Care Affiliates 10.64% 12/29/14		500,000	455,000
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14		500,000	500,937
Time Warner Telecom Holdings 7.62% 1/7/13		500,000	485,000
Toys R US 8.73% 7/19/12		500,000	496,624
Travelport 8.13% 8/1/13		500,000	481,250
Tribune 8.698% 5/30/14		350,000	317,188
United Airlines 7.375% 2/1/14		125,000	118,321
Univision Communications 7.605% 9/15/14		500,000	463,750
US Airways Group 8.05% 3/23/14		500,000	473,072
USI Holdings 8.11% 5/4/14		500,000	490,000
Venetian Macau 7.10% 5/26/13		500,000	482,500
Visteon 8.61% 6/13/13		400,000	369,334
Wimar Opco Finance 7.61% 1/3/12		225,000	213,938
Windstream Term Loan B 8.36% 7/17/13		500,000	487,917
Total Senior Secured Loans (cost $15,204,304)			14,693,188

Sovereign Debt – 7.44%
Argentina – 0.21%
Republic of Argentina 8.28% 12/31/33		580,479	497,761
			497,761
Brazil – 0.67%
Federal Republic of Brazil 10.25% 1/10/28	BRL	3,000,000	1,574,159
			1,574,159

Colombia – 1.47%
Republic of Colombia 12.00% 10/22/15	COP	6,000,000,000	3,014,843
#Santa Fe de Bogota D.C. 144A 9.75% 7/26/28	COP	1,000,000,000	423,944
			3,438,787
Mexico – 3.38%
Mexican Bonos 9.50% 12/18/14	MXN	80,000,000	7,936,191
			7,936,191
Pakistan – 0.73%
#Republic of Pakistan 144A 6.88% 6/1/17	USD	2,000,000	1,710,000
			1,710,000
Turkey – 0.98%
Republic of Turkey 11.88% 1/15/30		1,500,000	2,298,750
			2,298,750
Total Sovereign Debt (cost $18,630,119)			17,455,648

Supranational Banks – 2.16%
European Bank for Reconstruction & Development 7.00% 7/30/12	IDR	41,000,000	1,021,166
European Investment Bank 8.00% 10/21/13	ZAR	6,880,000	890,760
Inter-American Development Bank 9.00% 8/6/10	BRL	2,081,000	1,052,698
International Bank for Reconstruction & Development
9.75% 8/2/10	ZAR	7,000,000	963,986
17.75% 7/30/08	TRY	1,490,000	1,147,876
Total Supranational Banks (cost $5,228,559)			5,076,486

U.S. Treasury Obligations – 3.03%
¥U.S. Treasury Bonds 4.75% 2/15/37	USD	748,000	738,066
U.S. Treasury Notes
4.50% 5/15/10		1,132,000	1,142,083
4.63% 7/31/09		60,000	60,511
4.63% 7/31/12		4,340,000	4,410,867
4.75% 8/15/17		745,000	757,456
Total U.S. Treasury Obligations (cost $7,005,726)			7,108,983

Leveraged Non-Recourse Security – 0.24%
@w#JPMorgan Pass Through Trust 2007 144A 8.845% 1/15/87		500,000	192,500

		Number of
		Shares
@w#Merrill Lynch Preferred Pass Through Trust 2006 144A		40,000	366,272
Total Leveraged Non-Recourse Security (cost $1,484,837)			558,772

Residual Interest Trust Certificate – 0.36%
@w#Freddie Mac Auction Pass Through 2007 144A		1,000,000	856,400
Total Residual Interest Trust Certificate (cost $1,088,378)			856,400

Written Options – (0.08%)
Comerica		(174)	(19,140)
Dow Chemical		(208)	(5,200)
IBM		(87)	(23,055)
Kimberly-Clark		(139)	(13,900)
Public Service Entertainment		(112)	(24,640)
Wells Fargo		(300)	(85,500)
Weyerhaeuser		(127)	(15,875)
Total Written Options (proceed $180,742)			(187,310)

Total Value of Securities – 93.13%
(cost $228,600,692)			218,391,807
Receivables and Other Assets Net of Liabilities (See Notes) – 6.87%z			16,099,420
Net Assets Applicable to 12,929,436 Shares Outstanding – 100.00%			$234,491,227

BRL – Brazilian Real
COP – Colombian Peso
IDR – Indonesia Rupiah

ISK – Iceland Krona
MXN – Mexican Peso
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non-income producing security for the period ended August 31, 2007.
•Variable rate security. The rate shown is the rate as of August 31, 2007.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At August 31, 2007, the aggregate amount of fair valued securities equaled $201,483, which represented 0.09% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2007, the aggregate amount of Rule 144A securities equaled $19,332,701, which represented 8.24% of the Fund’s net assets. See Note 6 in "Notes to Financial Statements."
@Illiquid security. At August 31, 2007, the aggregate amount of illiquid securities equaled $1,415,172 which represented 0.60% of the Fund’s net assets. See Note 6 in “Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥Fully or partially pledged as collateral for financial futures contracts.
zOf this amount, $14,058,544 represents Cash as of August 31, 2007.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust
S.F. – Single Family
yr – Year

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at August 31, 2007:

Foreign Currency Exchange Contracts[1]

Contracts to					Unrealized
Receive		In Exchange For		Settlement Date	Depreciation
IDR	92,873,400,000,000	USD	(3,556,974)	9/28/07	$(19,043)

Futures Contracts[2]

	Contracts	Notional	Notional		Unrealized
	to Buy	Cost	Value	Expiration Date	Depreciation
13	U.S. Treasury 5 year Notes	$1,389,248	$1,387,141	12/31/07	$(2,107)

Swap Contracts[3] Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Lehman Brothers
Capmark Financial Group
5 yr CDS	$ 25,000	2.42%	9/20/12	$ 1,663
CDX North America
High Yield 8.1	125,000	2.75%	6/20/12	1,048
Investment Grade Index HVOL	397,000	0.75%	6/20/12	(1,251)
Embarq 7 yr CDS	30,000	0.77%	9/20/14	160
Home Depot 5 yr CDS	90,000	0.50%	9/20/12	588
LCDX.NA.8 CDS	155,000	1.20%	6/20/12	1,240
V.F. 5 yr CDS	37,500	0.40%	9/20/12	(195)
Washington Mutual
4 yr CDS	245,000	0.85%	9/20/11	3,234
				$ 6,487

Protection Sold:
Lehman Brothers
Residential Capital
5 yr CDS	$ 40,000	8.25%	9/20/08	$ (1,836)
5 yr CDS	145,000	8.75%	9/20/08	(6,076)
				$ (7,912)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in ”Notes.”
2See Note 4 in ”Notes.”
3See Note 5 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Enhanced Global Dividend and Income Fund, Inc. (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities, credit default swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, total return swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $1.704 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$228,913,279
Aggregate unrealized appreciation	$ 1,764,413
Aggregate unrealized depreciation	(12,285,885)
Net unrealized depreciation	$ (10,521,472)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended August 31, 2007, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized gain or losses on swap contracts. Upon payment, such amounts are recorded as realized gain or losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: